Pensions and other post-retirement benefits - Analysis of the amounts charged to profit (loss), recognized in other comprehensive income, and movement in obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of the amount charged to profit or loss
Current service cost	$ 536	$ 683	$ 609
Past service cost	(327)	(122)	6
Settlement	(5)	(14)	(5)
Post-employment benefit expense (income) in profit or loss, defined benefit plans	204	547	610
Post-employment benefit expense, defined contribution plans	255	272	275
Employee Benefit, Expense	459	819	885
Interest income on plan assets	(904)	(1,008)	(1,283)
Interest cost	902	1,041	1,346
Other finance (income) expense	(2)	33	63
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	3,226	5,291	4,341
Change in financial assumptions underlying the present value of the plan liabilities	1,007	(5,570)	(4,170)
Change in demographic assumptions underlying the present value of the plan liabilities	11	666	226
Experience gains and losses arising on the plan liabilities	172	(217)	(69)
Remeasurements recognized in other comprehensive income (liabilities) assets	4,416	170	328
Movements in benefit obligation and fair value of plan assets during the year
Interest Expense, Net Defined Benefit Liability	902	1,041	1,346
Interest income on plan assets	(904)	(1,008)	(1,283)
Remeasurements recognized in other comprehensive income (liabilities) assets	4,416	170	328
Surplus (deficit) at 31 December	4,099	(1,297)
Surplus (deficit) in plan, asset recognized	11,919	7,957
Surplus (deficit) in plan, liability recognized	(7,820)	(9,254)
Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	274	325	349
Surplus (deficit) at 31 December	11,814	7,666
Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	7,715	8,963
Accrued benefit obligation
Analysis of the amount charged to profit or loss
Post-employment benefit expense (income) in profit or loss, defined benefit plans	204	547
Interest cost	902	1,041
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(1,190)	5,121
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(54,414)	(49,078)
Exchange adjustments (liabilities) assets	(929)	2,087
Interest Expense, Net Defined Benefit Liability	902	1,041
Contributions by plan participants (liabilities) assets	26	34
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		56
Disposals of (benefit obligations) and fair value of plan asset	2	35
Remeasurements recognized in other comprehensive income (liabilities) assets	(1,190)	5,121
Net defined benefit liability (asset), end of period	(49,867)	(54,414)	(49,078)
Net defined benefit liability (asset)	49,867	54,414	49,078
Settlement payments in respect of net defined benefit liabilities (assets)	3,416	2,935
Payments in respect of settlements, net defined benefit liability (asset)	93	428
Expenses incurred for administration of the benefits	49	40
Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(45,451)
Benefit payments (liabilities) assets	2,973	2,899
Net defined benefit liability (asset), end of period	(42,152)	(45,451)
Net defined benefit liability (asset)	42,152	45,451
Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(8,963)
Benefit payments (liabilities) assets	585	504
Net defined benefit liability (asset), end of period	(7,715)	(8,963)
Net defined benefit liability (asset)	7,715	8,963
Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(904)	(1,008)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	3,226	53,117
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(53,117)	(47,539)
Exchange adjustments (liabilities) assets	(607)	1,881
Interest income on plan assets	(904)	(1,008)
Contributions by plan participants (liabilities) assets	26	34
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		62
Disposals of (benefit obligations) and fair value of plan asset	1	(5,291)
Remeasurements recognized in other comprehensive income (liabilities) assets	3,226	53,117
Net defined benefit liability (asset), end of period	(53,966)	(53,117)	(47,539)
Surplus (deficit) at 31 December	4,099	(1,297)
Net defined benefit liability (asset)	53,966	53,117	47,539
Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	274	325
Benefit payments (liabilities) assets	(2,973)	(2,899)
United Kingdom
Analysis of the amount charged to profit or loss
Current service cost	154	250	227
Past service cost	(302)	(48)	2
Settlement	0	0	0
Post-employment benefit expense (income) in profit or loss, defined benefit plans	(148)	202	229
Post-employment benefit expense, defined contribution plans	76	49	42
Employee Benefit, Expense	(72)	251	271
Interest income on plan assets	(684)	(725)	(909)
Interest cost	559	596	757
Other finance (income) expense	(125)	(129)	(152)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	2,440	4,108	2,945
Change in financial assumptions underlying the present value of the plan liabilities	(100)	(4,207)	(2,294)
Change in demographic assumptions underlying the present value of the plan liabilities	66	585	136
Experience gains and losses arising on the plan liabilities	7	54	(57)
Remeasurements recognized in other comprehensive income (liabilities) assets	2,413	540	730
Movements in benefit obligation and fair value of plan assets during the year
Interest Expense, Net Defined Benefit Liability	559	596	757
Interest income on plan assets	(684)	(725)	(909)
Remeasurements recognized in other comprehensive income (liabilities) assets	2,413	540	730
Surplus (deficit) at 31 December	10,010	7,292
Surplus (deficit) in plan, asset recognized	10,280	7,567
Surplus (deficit) in plan, liability recognized	(270)	(275)
United Kingdom | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	10,280	7,564
United Kingdom | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	270	272
United Kingdom | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Post-employment benefit expense (income) in profit or loss, defined benefit plans	(148)	202
Interest cost	559	596
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	27	3,568
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(34,171)	(29,780)
Exchange adjustments (liabilities) assets	(255)	1,303
Interest Expense, Net Defined Benefit Liability	559	596
Contributions by plan participants (liabilities) assets	18	21
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		0
Disposals of (benefit obligations) and fair value of plan asset	0	0
Remeasurements recognized in other comprehensive income (liabilities) assets	27	3,568
Net defined benefit liability (asset), end of period	(32,834)	(34,171)	(29,780)
Net defined benefit liability (asset)	32,834	34,171	29,780
United Kingdom | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(33,899)
Benefit payments (liabilities) assets	1,530	1,291
Net defined benefit liability (asset), end of period	(32,564)	(33,899)
Net defined benefit liability (asset)	32,564	33,899
United Kingdom | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(272)
Benefit payments (liabilities) assets	8	8
Net defined benefit liability (asset), end of period	(270)	(272)
Net defined benefit liability (asset)	270	272
United Kingdom | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(684)	(725)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	2,440	41,463
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(41,463)	(36,129)
Exchange adjustments (liabilities) assets	(365)	1,582
Interest income on plan assets	(684)	(725)
Contributions by plan participants (liabilities) assets	18	21
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		0
Disposals of (benefit obligations) and fair value of plan asset	0	(4,108)
Remeasurements recognized in other comprehensive income (liabilities) assets	2,440	41,463
Net defined benefit liability (asset), end of period	(42,844)	(41,463)	(36,129)
Surplus (deficit) at 31 December	10,010	7,292
Net defined benefit liability (asset)	42,844	41,463	36,129
United Kingdom | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	134	189
Benefit payments (liabilities) assets	(1,530)	(1,291)
US
Analysis of the amount charged to profit or loss
Current service cost	246	292	263
Past service cost	0	(66)	0
Settlement	0	(23)	(13)
Post-employment benefit expense (income) in profit or loss, defined benefit plans	246	203	250
Post-employment benefit expense, defined contribution plans	136	183	188
Employee Benefit, Expense	382	386	438
Interest income on plan assets	(150)	(210)	(285)
Interest cost	209	289	387
Other finance (income) expense	59	79	102
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	749	1,041	1,079
Change in financial assumptions underlying the present value of the plan liabilities	777	(1,178)	(1,036)
Change in demographic assumptions underlying the present value of the plan liabilities	(41)	29	91
Experience gains and losses arising on the plan liabilities	173	(101)	(22)
Remeasurements recognized in other comprehensive income (liabilities) assets	1,658	(209)	112
Movements in benefit obligation and fair value of plan assets during the year
Interest Expense, Net Defined Benefit Liability	209	289	387
Interest income on plan assets	(150)	(210)	(285)
Remeasurements recognized in other comprehensive income (liabilities) assets	1,658	(209)	112
Surplus (deficit) at 31 December	(1,100)	(2,721)
Surplus (deficit) in plan, asset recognized	1,410	269
Surplus (deficit) in plan, liability recognized	(2,510)	(2,990)
US | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	1,410	269
US | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	2,510	2,990
US | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Post-employment benefit expense (income) in profit or loss, defined benefit plans	246	203
Interest cost	209	289
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(909)	1,250
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(10,187)	(10,119)
Exchange adjustments (liabilities) assets	0	0
Interest Expense, Net Defined Benefit Liability	209	289
Contributions by plan participants (liabilities) assets	0	0
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		1
Disposals of (benefit obligations) and fair value of plan asset	0	35
Remeasurements recognized in other comprehensive income (liabilities) assets	(909)	1,250
Net defined benefit liability (asset), end of period	(8,273)	(10,187)	(10,119)
Net defined benefit liability (asset)	8,273	10,187	10,119
US | Accrued benefit obligation | Pension plans defined benefit
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(7,728)
Net defined benefit liability (asset), end of period	(6,164)	(7,728)
Net defined benefit liability (asset)	6,164	7,728
US | Accrued benefit obligation | Postemployment retirement benefits
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(2,459)
Net defined benefit liability (asset), end of period	(2,109)	(2,459)
Net defined benefit liability (asset)	2,109	2,459
US | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(7,197)
Benefit payments (liabilities) assets	1,192	1,441
Net defined benefit liability (asset), end of period	(5,763)	(7,197)
Net defined benefit liability (asset)	5,763	7,197
US | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(2,990)
Benefit payments (liabilities) assets	268	197
Net defined benefit liability (asset), end of period	(2,510)	(2,990)
Net defined benefit liability (asset)	2,510	2,990
US | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(150)	(210)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	749	7,466
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(7,466)	(7,655)
Exchange adjustments (liabilities) assets	0	0
Interest income on plan assets	(150)	(210)
Contributions by plan participants (liabilities) assets	0	0
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		7
Disposals of (benefit obligations) and fair value of plan asset	0	(1,041)
Remeasurements recognized in other comprehensive income (liabilities) assets	749	7,466
Net defined benefit liability (asset), end of period	(7,173)	(7,466)	(7,655)
Surplus (deficit) at 31 December	(1,100)	(2,721)
Net defined benefit liability (asset)	7,173	7,466	7,655
US | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	0	8
Benefit payments (liabilities) assets	(1,192)	(1,441)
Eurozone
Analysis of the amount charged to profit or loss
Current service cost	105	103	81
Past service cost	(27)	12	5
Settlement	(4)	10	8
Post-employment benefit expense (income) in profit or loss, defined benefit plans	74	125	94
Post-employment benefit expense, defined contribution plans	7	2	7
Employee Benefit, Expense	81	127	101
Interest income on plan assets	(30)	(33)	(43)
Interest cost	78	97	133
Other finance (income) expense	48	64	90
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	12	104	220
Change in financial assumptions underlying the present value of the plan liabilities	233	(143)	(748)
Change in demographic assumptions underlying the present value of the plan liabilities	(15)	56	3
Experience gains and losses arising on the plan liabilities	(11)	(178)	6
Remeasurements recognized in other comprehensive income (liabilities) assets	219	(161)	(519)
Movements in benefit obligation and fair value of plan assets during the year
Interest Expense, Net Defined Benefit Liability	78	97	133
Interest income on plan assets	(30)	(33)	(43)
Remeasurements recognized in other comprehensive income (liabilities) assets	219	(161)	(519)
Surplus (deficit) at 31 December	(4,571)	(5,481)
Surplus (deficit) in plan, asset recognized	155	59
Surplus (deficit) in plan, liability recognized	(4,726)	(5,540)
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost and losses (gains) arising from settlements	18
Eurozone | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	94	(109)
Eurozone | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	4,665	5,372
Eurozone | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Post-employment benefit expense (income) in profit or loss, defined benefit plans	74	125
Interest cost	78	97
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(207)	265
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(8,161)	(7,353)
Exchange adjustments (liabilities) assets	(623)	720
Interest Expense, Net Defined Benefit Liability	78	97
Contributions by plan participants (liabilities) assets	2	2
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		55
Disposals of (benefit obligations) and fair value of plan asset	2	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(207)	265
Net defined benefit liability (asset), end of period	(7,108)	(8,161)	(7,353)
Net defined benefit liability (asset)	7,108	8,161	7,353
Eurozone | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(2,789)
Benefit payments (liabilities) assets	87	81
Net defined benefit liability (asset), end of period	(2,443)	(2,789)
Net defined benefit liability (asset)	2,443	2,789
Eurozone | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(5,372)
Benefit payments (liabilities) assets	288	265
Net defined benefit liability (asset), end of period	(4,665)	(5,372)
Net defined benefit liability (asset)	4,665	5,372
Eurozone | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(30)	(33)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	12	2,680
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(2,680)	(2,343)
Exchange adjustments (liabilities) assets	(214)	235
Interest income on plan assets	(30)	(33)
Contributions by plan participants (liabilities) assets	2	2
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		55
Disposals of (benefit obligations) and fair value of plan asset	1	(104)
Remeasurements recognized in other comprehensive income (liabilities) assets	12	2,680
Net defined benefit liability (asset), end of period	(2,537)	(2,680)	(2,343)
Surplus (deficit) at 31 December	(4,571)	(5,481)
Net defined benefit liability (asset)	2,537	2,680	2,343
Eurozone | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	115	99
Benefit payments (liabilities) assets	(87)	(81)
Other
Analysis of the amount charged to profit or loss
Current service cost	31	38	38
Past service cost	2	(20)	(1)
Settlement	(1)	(1)	0
Post-employment benefit expense (income) in profit or loss, defined benefit plans	32	17	37
Post-employment benefit expense, defined contribution plans	36	38	38
Employee Benefit, Expense	68	55	75
Interest income on plan assets	(40)	(40)	(46)
Interest cost	56	59	69
Other finance (income) expense	16	19	23
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	25	38	97
Change in financial assumptions underlying the present value of the plan liabilities	97	(42)	(92)
Change in demographic assumptions underlying the present value of the plan liabilities	1	(4)	(4)
Experience gains and losses arising on the plan liabilities	3	8	4
Remeasurements recognized in other comprehensive income (liabilities) assets	126	0	5
Movements in benefit obligation and fair value of plan assets during the year
Interest Expense, Net Defined Benefit Liability	56	59	69
Interest income on plan assets	(40)	(40)	(46)
Remeasurements recognized in other comprehensive income (liabilities) assets	126	0	5
Surplus (deficit) at 31 December	(240)	(387)
Surplus (deficit) in plan, asset recognized	74	62
Surplus (deficit) in plan, liability recognized	(314)	(449)
Other | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	30	(58)
Other | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	270	329
Other | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Post-employment benefit expense (income) in profit or loss, defined benefit plans	32	17
Interest cost	56	59
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(101)	38
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,895)	(1,826)
Exchange adjustments (liabilities) assets	(51)	64
Interest Expense, Net Defined Benefit Liability	56	59
Contributions by plan participants (liabilities) assets	6	11
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		0
Disposals of (benefit obligations) and fair value of plan asset	0	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(101)	38
Net defined benefit liability (asset), end of period	(1,652)	(1,895)	(1,826)
Net defined benefit liability (asset)	1,652	1,895	1,826
Other | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,566)
Benefit payments (liabilities) assets	164	86
Net defined benefit liability (asset), end of period	(1,382)	(1,566)
Net defined benefit liability (asset)	1,382	1,566
Other | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(329)
Benefit payments (liabilities) assets	21	34
Net defined benefit liability (asset), end of period	(270)	(329)
Net defined benefit liability (asset)	270	329
Other | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(40)	(40)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	25	1,508
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,508)	(1,412)
Exchange adjustments (liabilities) assets	(28)	64
Interest income on plan assets	(40)	(40)
Contributions by plan participants (liabilities) assets	6	11
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)		0
Disposals of (benefit obligations) and fair value of plan asset	0	(38)
Remeasurements recognized in other comprehensive income (liabilities) assets	25	1,508
Net defined benefit liability (asset), end of period	(1,412)	(1,508)	(1,412)
Surplus (deficit) at 31 December	(240)	(387)
Net defined benefit liability (asset)	1,412	1,508	$ 1,412
Other | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	25	29
Benefit payments (liabilities) assets	(164)	(86)
Germany | Accrued benefit obligation
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(5,060)
Net defined benefit liability (asset), end of period	(4,405)	(5,060)
Net defined benefit liability (asset)	$ 4,405	$ 5,060